Davis Government Money Market Fund
A series of Davis Series, Inc. Class/Ticker: A (RPGXX), B (N/A), C (N/A), Y (N/A)	Over 45 Years of Reliable Investing™
SUMMARY PROSPECTUS	April 29, 2016
Before you invest, you may want to review Davis Government Money Market Fund's statutory prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund's statutory prospectus and other information about the Fund, at no cost, online at http://davisfunds.com/prospectuses_and_forms/, by calling 1-800-279-0279, or by sending an e-mail request to dvsinvestor.services@dsaco.com. The current statutory prospectus and statement of additional information, dated April 29, 2016, as may be further amended or supplemented, and the most recent shareholder report, dated December 31, 2015, are incorporated by reference into this summary prospectus and may be obtained, free of charge, in the same manner as the statutory prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
Davis Government Money Market Fund's investment objective is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Class A, B, C, and Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Redemption Fee (as a percentage of total redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A, B, C, and Y shares
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Operating Expenses	0.70%
Less Fee Waiver or Expense Reimbursement(1)	0.60%
Net Expenses	0.10%
(1)
The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2017. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A, B, C, and Y shares	$72	$224	$390	$871
Principal Investment Strategies
The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.
Davis Government Money Market Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.
Principal Risks of Investing in Davis Government Money Market Fund
The principal risks of investing in the Fund are:
▪
U.S. Government Securities risk. Generally, government securities, like other debt securities, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.

▪
Repurchase Agreement risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.

▪	Variable Current Income risk. The income that the Fund pays to investors is not stable.
▪	Interest Rate risk. Interest rate increases can cause the price of a debt security to decrease.
▪
Inflation risk. Also called purchasing power risk, this is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.

▪	Credit risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
▪	Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
▪
Fees and Expenses risk. The Fund may not earn enough through income to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance Results
The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Calendar Year Total Returns for All Share Classes

Highest/Lowest quarterly results during the time period were:
Highest:
1.20% (quarter ended December 31, 2006)
Lowest:
0.00% (quarter ended December 31, 2015)

Total return for the three months ended March 31, 2016
(not annualized) was 0.05%.

Average Annual Total Returns
(For the periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Past 10 Years
Class A, B, C, and Y shares	0.06%	0.04%	1.18%
Davis Government Money Market Fund Yield for Class A Shares
(For the period ended December 31, 2015)
7-Day SEC Yield	0.00%
You can obtain the Fund's most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund's investment adviser.
Sub-Adviser. Davis Selected Advisers-NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund's sub-adviser.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Creston King	Since August 1999	Vice President, Davis Selected Advisers-NY, Inc.
Purchase and Sale of Fund Shares
Class B Shares are no longer offered for new purchases. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund. Investors may continue to exchange Class B Shares of other Davis Funds for Class B Shares of Davis Government Money Market Fund and to exchange Davis Government Money Market Fund Class B Shares for Class B Shares of other Davis Funds.
	Class A and C shares	Class Y shares
Minimum Initial Investment	$1,000	$5,000,000
Minimum Additional Investment	25	25
You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Davis Funds c/o State Street Bank and Trust Company, P.O. Box 8406, Boston, MA 02266-8406, telephoning 1-800-279-0279, or accessing Davis Funds' website (www.davisfunds.com).
Tax Information
Distributions (if any) may be taxed as ordinary income or capital gains by federal, state, and local authorities. Generally, the Fund does not distribute capital gains. Redemptions, including exchanges, will not normally result in a capital gain or loss for federal or state income tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Davis Government Money Market Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
Investment Company Act File No. 811-2679